Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	May 01, 2012
Supplement [Text Block]	mnfi9_SupplementTextBlock

MANNING & NAPIER FUND, INC.

Supplement dated December 31, 2012 to the combined Prospectus (the "Prospectus") dated

May 1, 2012 as amended October 19, 2012 for the following Series:

Small Cap Series – Class A

Commodity Series

Technology Series

International Series – Class S and I

Life Sciences Series

World Opportunities Series – Class A

High Yield Bond Series – Class S and I

Global Fixed Income Series

Financial Services Series

Core Bond Series

Core Plus Bond Series

Real Estate Series – Class S and I

Emerging Markets Series

Inflation Focus Equity Series

Diversified Tax Exempt Series

New York Tax Exempt Series

Ohio Tax Exempt Series

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

                     Effective December 31, 2012, shares of the Global Fixed Income Series are no longer offered in the Prospectus, and all references to the Global Fixed Income Series in the Prospectus are hereby deleted.

Global Fixed Income Series
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mnfi9_SupplementTextBlock

MANNING & NAPIER FUND, INC.

Supplement dated December 31, 2012 to the combined Prospectus (the "Prospectus") dated

May 1, 2012 as amended October 19, 2012 for the following Series:

Small Cap Series – Class A

Commodity Series

Technology Series

International Series – Class S and I

Life Sciences Series

World Opportunities Series – Class A

High Yield Bond Series – Class S and I

Global Fixed Income Series

Financial Services Series

Core Bond Series

Core Plus Bond Series

Real Estate Series – Class S and I

Emerging Markets Series

Inflation Focus Equity Series

Diversified Tax Exempt Series

New York Tax Exempt Series

Ohio Tax Exempt Series

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

                     Effective December 31, 2012, shares of the Global Fixed Income Series are no longer offered in the Prospectus, and all references to the Global Fixed Income Series in the Prospectus are hereby deleted.